Pioneer Fundamental Growth Fund
Schedule of Investments  |  June 30, 2023

A: PIGFX	C: FUNCX	K: PFGKX	R: PFGRX	Y: FUNYX

Schedule of Investments  |  6/30/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.4%
	Common Stocks — 96.3% of Net Assets
	Beverages — 3.2%
1,038,325	PepsiCo., Inc.	$ 192,318,556
	Total Beverages	$192,318,556

	Broadline Retail — 5.8%
2,678,843(a)	Amazon.com, Inc.	$ 349,213,973
	Total Broadline Retail	$349,213,973

	Capital Markets — 3.5%
178,987	FactSet Research Systems, Inc.	$ 71,711,142
1,222,541	Intercontinental Exchange, Inc.	138,244,936
	Total Capital Markets	$209,956,078

	Commercial Services & Supplies — 1.0%
685,732(a)	Copart, Inc.	$ 62,545,616
	Total Commercial Services & Supplies	$62,545,616

	Communications Equipment — 2.3%
460,395	Motorola Solutions, Inc.	$ 135,024,646
	Total Communications Equipment	$135,024,646

	Electrical Equipment — 2.0%
352,813	Eaton Corp. Plc	$ 70,950,694
143,830	Rockwell Automation, Inc.	47,384,794
	Total Electrical Equipment	$118,335,488

	Electronic Equipment, Instruments & Components — 4.9%
1,991,394	Amphenol Corp., Class A	$ 169,168,920
677,515	CDW Corp.	124,324,003
	Total Electronic Equipment, Instruments & Components	$293,492,923

	Energy Equipment & Services — 2.3%
2,805,994	Schlumberger, NV	$ 137,830,425
	Total Energy Equipment & Services	$137,830,425

	Entertainment — 2.0%
436,589	Electronic Arts, Inc.	$ 56,625,593
717,394(a)	Walt Disney Co.	64,048,937
	Total Entertainment	$120,674,530

	Financial Services — 8.2%
716,976	Mastercard, Inc., Class A	$ 281,986,661
1Pioneer Fundamental Growth Fund |  | 6/30/23

Shares		Value
	Financial Services — (continued)
564,899(a)	PayPal Holdings, Inc.	$ 37,695,710
731,282	Visa, Inc., Class A	173,664,849
	Total Financial Services	$493,347,220

	Ground Transportation — 0.8%
1,069,027(a)	Uber Technologies, Inc.	$ 46,149,896
	Total Ground Transportation	$46,149,896

	Health Care Equipment & Supplies — 3.7%
1,252,244(a)	Edwards Lifesciences Corp.	$ 118,124,177
303,099(a)	Intuitive Surgical, Inc.	103,641,672
	Total Health Care Equipment & Supplies	$221,765,849

	Hotels, Restaurants & Leisure — 2.5%
38,932(a)	Booking Holdings, Inc.	$ 105,129,247
312,747	Hilton Worldwide Holdings, Inc.	45,520,326
	Total Hotels, Restaurants & Leisure	$150,649,573

	Household Products — 1.2%
910,977	Colgate-Palmolive Co.	$ 70,181,668
	Total Household Products	$70,181,668

	Insurance — 2.6%
1,192,238	Progressive Corp.	$ 157,816,544
	Total Insurance	$157,816,544

	Interactive Media & Services — 7.3%
3,591,894(a)	Alphabet, Inc., Class C	$ 434,511,417
	Total Interactive Media & Services	$434,511,417

	Life Sciences Tools & Services — 5.0%
510,542	Danaher Corp.	$ 122,530,080
343,657	Thermo Fisher Scientific, Inc.	179,303,040
	Total Life Sciences Tools & Services	$301,833,120

	Machinery — 1.2%
277,199	Illinois Tool Works, Inc.	$ 69,344,102
	Total Machinery	$69,344,102

	Pharmaceuticals — 4.5%
571,989	Eli Lilly & Co.	$ 268,251,401
	Total Pharmaceuticals	$268,251,401

	Professional Services — 1.7%
443,095	Verisk Analytics, Inc.	$ 100,152,763
	Total Professional Services	$100,152,763

Pioneer Fundamental Growth Fund |  | 6/30/232

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Shares		Value
	Semiconductors & Semiconductor Equipment — 6.1%
1,010,023(a)	Advanced Micro Devices, Inc.	$ 115,051,720
188,340	NVIDIA Corp.	79,671,587
1,411,286	QUALCOMM, Inc.	167,999,485
	Total Semiconductors & Semiconductor Equipment	$362,722,792

	Software — 13.2%
384,839(a)	Adobe, Inc.	$ 188,182,422
76,911	Intuit, Inc.	35,239,851
1,311,965	Microsoft Corp.	446,776,561
562,518(a)	Salesforce, Inc.	118,837,553
	Total Software	$789,036,387

	Specialty Retail — 6.5%
147,878(a)	O'Reilly Automotive, Inc.	$ 141,267,853
1,077,823	Ross Stores, Inc.	120,856,293
1,470,459	TJX Cos., Inc.	124,680,219
	Total Specialty Retail	$386,804,365

	Technology Hardware, Storage & Peripherals — 4.8%
1,474,878	Apple, Inc.	$ 286,082,086
	Total Technology Hardware, Storage & Peripherals	$286,082,086

	Total Common Stocks (Cost $2,747,491,807)	$5,758,041,418

Principal Amount USD ($)
SHORT TERM INVESTMENTS — 4.1% of Net Assets
Repurchase Agreements — 1.3%
78,720,000	Bank of America, 5.06%, dated 6/30/23, to be purchased on 7/3/23 for $78,753,194, collateralized by $80,294,482 U.S. Treasury Note, 0.625%-1.125%, 10/31/26-11/30/27	$ 78,720,000
$78,720,000

3Pioneer Fundamental Growth Fund |  | 6/30/23

Shares		Value
	Open-End Fund — 2.8%
164,038,322(b)	Dreyfus Government Cash Management, Institutional Shares, 5.00%	$ 164,038,322
		$164,038,322

	TOTAL SHORT TERM INVESTMENTS (Cost $242,758,322)	$242,758,322

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.4% (Cost $2,990,250,129)	$6,000,799,740
	OTHER ASSETS AND LIABILITIES — (0.4)%	$(25,318,185)
	net assets — 100.0%	$5,975,481,555

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2023.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$5,758,041,418	$—	$—	$5,758,041,418
Repurchase Agreements	—	78,720,000	—	78,720,000
Open-End Fund	164,038,322	—	—	164,038,322
Total Investments in Securities	$5,922,079,740	$78,720,000	$—	$6,000,799,740
During the period ended June 30, 2023, there were no transfers in or out of Level 3.
Pioneer Fundamental Growth Fund |  | 6/30/234